MANAGEMENT SERVICES AGREEMENT (Details Narrative) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)			3 Months Ended		12 Months Ended
	Aug. 10, 2023	Jan. 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Tardi Med Sciences LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Service fees	$ 100,000		$ 0	$ 300,000	$ 1,200,000	$ 1,200,000
Management Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Service fees		$ 300,000